Acquisition of Fiberblaze (Schedule of Goodwill Recognition as Result of Acquisition ) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 10, 2014
Business Acquisition [Line Items]
Goodwill	$ 12,242	$ 0
Fiberblaze [Member]
Business Acquisition [Line Items]
Total purchase price			14,844
Fair value of identifiable net assets			(2,602)
Goodwill			$ 12,242